IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Interest recognized on impaired loan	$ 138	$ 121
Interest recognized on loans before impaired	110	126
Current [member]
Disclosure of credit risk exposure [line items]
Interest income	218	189
Canada [member]
Disclosure of credit risk exposure [line items]
Interest income	110	89
Interest recognized on loans before impaired	71	77
Foreign countries [member]
Disclosure of credit risk exposure [line items]
Interest income	108	100
Interest recognized on loans before impaired	$ 39	$ 49